SARATOGA ADVANTAGE TRUST

James Alpha Multi Strategy Alternative Income Portfolio

Class I	JAIMX
Class A	JAAMX
Class C	JACMX

James Alpha Multi Strategy Alternative Income Portfolio

Class S	JASMX

Incorporated herein by reference is the definitive version of the Prospectus supplements for the James Alpha Multi Strategy Alternative Income Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on November 28, 2017 (SEC Accession No. 0001580642-17-006282).